Property, Plant And Equipment - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 16, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security		$ 6.8	$ 122.4
Saemundur [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired	99.99%
Asset acquisition consideration transferred	$ 115.0
Asset acquisition consideration transferred Convertible Bond	80.0
Asset acquisition consideration transferred Loans Assumed	30.0
Facility [member] | Saemundur [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset acquisition consideration transferred Settlements	5.0
Loss on extinguishment of the lease liability	$ 3.9
Property, Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss		$ 2.1